September 22, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


              Re: Van Kampen Unit Trusts, Taxable Income Series 66
                       (File No. 333-117576 CIK #1246758)


Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 21, 2006.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.